Related Party Transactions - Schedule of Related Party Transactions (Details)		6 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Loans from a related party
Loans from a related party		¥ 1,320,000	$ 188,757	¥ 3,200,000
Loans to related parties
Loans to related parties				3,200,000
Collection from loans to related parties
Collection from loans to related parties		¥ 10,000	1,430	¥ 6,630,000
Payment on behalf of the Group
Amounts due from related parties			$ 362,048			$ 279,845
Zheng Nan [Member]
Related Party Transaction [Line Items]
Relationships		Chief Executive Officer and interim Chief Financial Officer	Chief Executive Officer and interim Chief Financial Officer
Loans from a related party
Loans from a related party			$ 1,320,000
Loans to related parties
Loans to related parties					6,300,000
Collection from loans to related parties
Collection from loans to related parties					6,300,000
Accounts received on behalf of the Group
Accounts received on behalf of the Group			46,004		117,482
Collection of accounts received on behalf of the Group
Collection of accounts received on behalf of the Group			62,544		225,928
Payment on behalf of the Group
Payment on behalf of the Group			16,667
Amounts due from related parties	[1]		61,707			79,845
Amount due to a related party:
Amount due to a related party	[2]		$ 1,336,667
Zheng Jiahua [Member]
Related Party Transaction [Line Items]
Relationships		Chairman of the Board of Directors	Chairman of the Board of Directors
Loans from a related party
Loans from a related party					3,200,000
Repayment of loans from a related party
Repayment of loans from a related party					3,200,000
Loans to related parties
Loans to related parties					330,000
Collection from loans to related parties
Collection from loans to related parties					330,000
Hangzhou Yinuo Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationships		Entity controlled by shareholders	Entity controlled by shareholders
Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch (“Chongqing Zijing Huangcheng”) [Member]
Related Party Transaction [Line Items]
Relationships		Entity controlled by Zheng Nan’s immediate family	Entity controlled by Zheng Nan’s immediate family
Chongqing Zijing Huangcheng [Member]
Loans to related parties
Loans to related parties			$ 200,000
Collection from loans to related parties
Collection from loans to related parties			10,000
Interest receivables of loan to a related party
Interest receivables of loan to a related party			500
Information marketing services procured from a related party
Information marketing services procured from a related party			575,710
Payment on behalf of a related party
Payment on behalf of a related party			35,490
Payment on behalf of the Group
Amounts due from related parties	[3]		$ 300,341			$ 200,000

[1]	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.
[2]	The balance represented an interest-free loan from Mr. Zheng Nan for the Group’s daily operation and reimbursement of expenses paid on the Group’s behalf. These advances are due on demand and RMB1,300,000 were repaid by the Group in January 2026.
[3]	The balance consisted of the prepayments to Chongqing Zijing Huangcheng for marketing services and a loan of RMB200,000, which bears an interest rate consistent with the benchmark interest rate of commercial banks, with a maturity date in June 2026.